ESTIMATION OF FAIR VALUE - Measurements at fair value on a non-recurring basis (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure Of Estimations of Fair Value [Line Items]
Non-current assets held for sale	$ 57.5		$ 186,714	$ 101,382	[2]	$ 259,527	$ 199,475
Non-recurring fair value measurement
Disclosure Of Estimations of Fair Value [Line Items]
Impaired collateralized loans			896,257	701,948
Non-current assets held for sale			186,714	101,382
Assets held for sale			1,082,971	803,330
Level 3 of fair value hierarchy | Non-recurring fair value measurement
Disclosure Of Estimations of Fair Value [Line Items]
Impaired collateralized loans			896,257	701,948
Non-current assets held for sale			186,714	101,382
Assets held for sale			$ 1,082,971	$ 803,330

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.